Fair Value Measurements - Carrying values and estimated fair values of our financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Mortgage and other loans receivable	$ 44,566	$ 39,388
Other investments	10,418	10,567
Short-term investments	4,400	5,471
Cash	552	537	$ 654
Other assets	2,852	3,303
Liabilities:
Short-term debt	1,500	8,317
Long-term debt	7,868	427
Consolidated VIE
Assets:
Mortgage and other loans receivable	2,088	2,359
Short-term investments	456	618
Cash	71	93
Other assets	170	745
Liabilities:
Other liabilities	132	835
Long-term debt	5,958	6,936
Estimated Fair Value
Assets:
Mortgage and other loans receivable	40,967	41,129
Other investments	222	193
Short-term investments	3,043	4,016
Cash	552	537
Other assets	12	7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	131,963	143,143
Fortitude Re funds withheld payable	25,289	27,170
Other liabilities	3,056	3,704
Short-term debt	1,500	8,317
Long-term debt	7,172	586
Separate account liabilities - investment contracts	80,649	104,126
Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	5,543	6,887
Carrying Value
Assets:
Mortgage and other loans receivable	44,403	39,373
Other investments	222	193
Short-term investments	3,043	4,016
Cash	552	537
Other assets	12	7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	138,243	133,043
Fortitude Re funds withheld payable	25,289	27,170
Other liabilities	3,056	3,704
Short-term debt	1,500	8,317
Long-term debt	7,868	427
Separate account liabilities - investment contracts	80,649	104,126
Carrying Value | Consolidated VIE
Liabilities:
Long-term debt	5,952	6,931
Level 1 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	0	0
Other investments	0	0
Short-term investments	0	0
Cash	552	537
Other assets	4	7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	0	0
Fortitude Re funds withheld payable	0	0
Other liabilities	0	0
Short-term debt		0
Long-term debt	0	0
Separate account liabilities - investment contracts	0	0
Level 1 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	0	0
Level 2 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	31	52
Other investments	222	193
Short-term investments	3,043	4,016
Cash	0	0
Other assets	8	0
Liabilities:
Policyholder contract deposits associated with investment-type contracts	119	169
Fortitude Re funds withheld payable	0	0
Other liabilities	3,056	3,704
Short-term debt	1,500	0
Long-term debt	7,172	586
Separate account liabilities - investment contracts	80,649	104,126
Level 2 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	3,055	3,077
Level 3 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	40,936	41,077
Other investments	0	0
Short-term investments	0	0
Cash	0	0
Other assets	0	0
Liabilities:
Policyholder contract deposits associated with investment-type contracts	131,844	142,974
Fortitude Re funds withheld payable	25,289	27,170
Other liabilities	0	0
Short-term debt	0	8,317
Long-term debt	0	0
Separate account liabilities - investment contracts	0	0
Level 3 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	$ 2,488	$ 3,810